Intangibles Assets - Summary of The movement of intangibles and accumulated amortization (Details) - PEN (S/) S/ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance		S/ 2,656,888	S/ 3,129,187
Hospital y Clínica OCA's purchase price adjustment	S/ 8,193
Annual amortization		78,781	76,273	S/ 76,731
Ending balance		2,704,351	2,656,888	3,129,187
Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,754,291	2,069,238
Ending balance		1,802,510	1,754,291	2,069,238
Trademark
Disclosure of detailed information about intangible assets [line items]
Beginning balance		412,729	478,531
Ending balance		434,557	412,729	478,531
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance		271,070	378,910
Ending balance		231,096	271,070	378,910
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		193,020	178,730
Ending balance		205,150	193,020	178,730
Public service concessions
Disclosure of detailed information about intangible assets [line items]
Beginning balance		25,778	23,778
Ending balance		31,038	25,778	23,778
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,863,730	3,278,665	2,824,758
Additions		55,272	52,499	58,988
Business combination balances				24,741
Hospital y Clínica OCA's purchase price adjustment				(8,193)
Reclassifications from property, furniture and equipment		8	(63)	1,333
Disposal		(157)	(1,123)	(738)
Exchange difference		75,001	(466,248)	377,776
Ending balance		2,993,854	2,863,730	3,278,665
Gross carrying amount [member] | Goodwill
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,754,291	2,069,238	1,805,890
Business combination balances				21,330
Hospital y Clínica OCA's purchase price adjustment				(8,193)
Exchange difference		48,219	(314,947)	250,211
Ending balance		1,802,510	1,754,291	2,069,238
Gross carrying amount [member] | Trademark
Disclosure of detailed information about intangible assets [line items]
Beginning balance		412,729	478,531	407,283
Additions		9,390
Business combination balances				3,411
Exchange difference		13,854	(65,802)	67,837
Ending balance		435,973	412,729	478,531
Gross carrying amount [member] | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance		377,231	450,964	402,592
Business combination balances				0
Exchange difference		8,847	(73,733)	48,372
Ending balance		386,078	377,231	450,964
Gross carrying amount [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		293,701	256,154	188,135
Additions		40,622	50,499	56,068
Business combination balances				0
Reclassifications from property, furniture and equipment		8	(63)	1,333
Disposal		(157)	(1,123)	(738)
Exchange difference		4,081	(11,766)	11,356
Ending balance		338,255	293,701	256,154
Gross carrying amount [member] | Public service concessions
Disclosure of detailed information about intangible assets [line items]
Beginning balance		25,778	23,778	20,858
Additions		5,260	2,000	2,920
Ending balance		31,038	25,778	23,778
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(206,842)	(149,478)	(65,841)
Disposal		10	6	261
Exchange difference		(3,890)	18,903	(7,167)
Annual amortization		(78,781)	(76,273)	(76,731)
Ending balance		(289,503)	(206,842)	(149,478)
Accumulated depreciation and amortisation [member] | Trademark
Disclosure of detailed information about intangible assets [line items]
Exchange difference		(8)
Annual amortization		(1,408)
Ending balance		(1,416)
Accumulated depreciation and amortisation [member] | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(106,161)	(72,054)	(4,186)
Exchange difference		(2,829)	16,285	(4,189)
Annual amortization		(45,992)	(50,392)	(63,679)
Ending balance		(154,982)	(106,161)	(72,054)
Accumulated depreciation and amortisation [member] | Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(100,681)	(77,424)	(61,655)
Disposal		10	6	261
Exchange difference		(1,053)	2,618	(2,978)
Annual amortization		(31,381)	(25,881)	(13,052)
Ending balance		S/ (133,105)	S/ (100,681)	S/ (77,424)